Employee Benefit Plans Weighted-Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Domestic Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.60%	4.00%	4.20%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.30%	3.60%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	7.00%	7.00%	7.30%
U.K. Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	2.60%	2.80%	3.90%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.10%	2.60%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	1.80%	1.80%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Pension Increase	3.00%	3.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	5.50%	5.50%	6.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	1.80%	1.90%	1.70%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Pension Increase	3.00%	3.10%	2.80%
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	2.90%	3.00%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.30%	2.40%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	2.20%	2.20%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Pension Increase	1.80%	1.80%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	4.60%	4.30%	5.40%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	2.20%	2.10%	2.10%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Pension Increase	1.80%	1.70%	1.60%